Segment Reporting - Schedule of Segment Reporting Information by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues from external customers	$ 23,198	$ 16,995	$ 14,317
Income tax (expense) / recovery	3,245	(6)	(5)
Segment assets	21,734	12,022	13,756
Secure Microcontrollers
Segment Reporting Information [Line Items]
Revenues from external customers	18,336	14,850	11,289
Intersegment revenues
Interest revenue	7
Interest expense	200	150	72
Depreciation and amortization	319	1,339	1,769
Segment income /(loss) before income taxes	526	(2,235)	(5,195)
Profit / (loss) from intersegment sales
Income tax (expense) / recovery	2,565
Segment assets	18,340	10,296	10,531
All Others
Segment Reporting Information [Line Items]
Revenues from external customers	4,862	2,145	3,028
Intersegment revenues	368	415	4,930
Interest revenue	2
Interest expense	53	22	19
Depreciation and amortization	85	193	474
Segment income /(loss) before income taxes	2,017	(2,566)	(3,766)
Profit / (loss) from intersegment sales	18	20	235
Income tax (expense) / recovery	680	(6)	(5)
Segment assets	5,010	1,726	3,225
Total Segment Assets
Segment Reporting Information [Line Items]
Revenues from external customers	23,198	16,995	14,317
Intersegment revenues	368	415	4,930
Interest revenue	9
Interest expense	254	171	91
Depreciation and amortization	404	1,532	2,243
Segment income /(loss) before income taxes	2,543	(4,801)	(8,961)
Profit / (loss) from intersegment sales	18	20	235
Income tax (expense) / recovery	$ 3,245	$ (6)	$ (5)